UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSRS

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                    DATE OF REPORTING PERIOD: APRIL 30, 2009

ITEM 1. REPORTS TO STOCKHOLDERS.


                        THE ADVISORS' INNER CIRCLE FUND

                                   (LSV LOGO)

                         Conservative Value Equity Fund

                       SEMI-ANNUAL REPORT TO SHAREHOLDERS

                                 APRIL 30, 2009

                      THIS INFORMATION MUST BE PRECEDED OR
                      ACCOMPANIED BY A CURRENT PROSPECTUS.
                 INVESTORS SHOULD READ THE PROSPECTUS CAREFULLY
                                BEFORE INVESTING.

                                   (LSV LOGO)

              MANAGER'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

The total return of the LSV Conservative Value Equity Fund and the benchmark Russell 1000 Value Index for trailing periods ended April 30, 2009, was as follows:

                                                             Since
                                     6 Months   1 Year    Inception*
                                     --------   -------   ----------
LSV CONSERVATIVE VALUE EQUITY FUND    -11.42%   -38.76%     -24.33%
Russell 1000 Value Index              -13.27    -39.21      -23.40

     AS OF 4/30/09; PERIODS LONGER THAN ONE YEAR ARE ANNUALIZED; INCEPTION DATE IS 4/1/07; NET OF FEES.

Near double digit gains in March and April helped to offset what would have otherwise been a dismal trailing six month period. In the broad market, large cap value stocks lagged growth stocks by more than 11% as the Russell 1000 Growth Index was down only 0.3%. Within the Russell 1000 Value Index, Technology stocks performed well (up 11%) while Financials continued to struggle (down 27%). Consumer Discretionary and Telecom stocks also provided some leadership as both sectors were up over 3% in the trailing six months.

The portfolio held up well relative to the Russell 1000 Value Index in the period outperforming the benchmark in four of the six months. Despite the significant growth vs. value spread, our deep value bias contributed positively to relative performance as some the cheapest stocks within the Russell 1000 Value Index held up better than more expensive/relative value stocks. Portfolio holdings outperformed benchmark constituents in the Financials, Consumer Discretionary and Industrials sectors and a slight overweight to the best performing Technology sector also contributed positively to relative results.

LSV's disciplined value investment strategy continues to focus on stock selection while maintaining strict risk controls to limit portfolio volatility. The resulting portfolio is diversified across industries and economic sectors making stock selection a major contributor to excess returns. The portfolio is cheap in both absolute and relative terms and we believe this positioning will be rewarded over the long run. The portfolio characteristics shown below demonstrate the valuation discount of the Fund's portfolio relative to the indices:

                                   Russell 1000   S&P 500
Characteristic             Fund    Value Index     Index
--------------             -----   ------------   -------
Price-to-Earnings Ratio    13.8x       16.5x       15.8x
Price-to-Book Ratio         1.2x        1.3x        1.9x
Price-to-Cash Flow Ratio    5.2x        5.7x        7.3x


LSV seeks attractively priced stocks, relative to the current market environment and we are confident our disciplined cash flow and earnings-based model will continue to select stocks that are poised to outperform the benchmark over the next three to five years.

THE INFORMATION PROVIDED HEREIN REPRESENTS THE OPINION OF THE MANAGER AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS OR INVESTMENT ADVICE.

THE RUSSELL 1000 VALUE INDEX IS A WIDELY-RECOGNIZED, CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER MARKET CAPITALIZATION) INDEX OF U.S. COMPANIES WITH LOWER FORECASTED GROWTH RATES AND PRICE-TO-BOOK RATIOS.

THE S&P 500 INDEX CONSISTS OF 500 STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION. IT IS A MARKET-VALUE WEIGHTED INDEX (STOCK PRICE TIMES NUMBER OF SHARES OUTSTANDING), WITH EACH STOCK'S WEIGHT IN THE INDEX PROPORTIONATE TO ITS MARKET VALUE. THE S&P 500 INDEX IS ONE OF THE MOST WIDELY USED BENCHMARKS OF U.S. EQUITY PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

April 30, 2009                                                       (Unaudited)

SECTOR WEIGHTINGS+:

Financials                   24.4%
Energy                       16.4%
Health Care                  13.1%
Industrials                   9.3%
Consumer Staples              8.1%
Consumer Discretionary        7.9%
Telecommunication Services    6.3%
Information Technology        5.7%
Utilities                     4.6%
Materials                     3.4%
Repurchase Agreement          0.8%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
LSV CONSERVATIVE VALUE                                                    Value
EQUITY FUND                                                   Shares      (000)
-----------------------                                      --------   --------
COMMON STOCK (99.0%)
AEROSPACE & DEFENSE (3.7%)
   Boeing                                                      16,800   $    673
   General Dynamics                                            13,600        703
   L-3 Communications Holdings, Cl 3                            7,700        586
   Northrop Grumman                                            25,000      1,209
   Raytheon                                                    12,700        574
   Tyco International                                          29,500        701
   United Technologies                                         17,600        860
                                                                        --------
                                                                           5,306
                                                                        --------
AGRICULTURAL OPERATIONS (1.0%)
   Archer-Daniels-Midland                                      58,500      1,440
                                                                        --------
AGRICULTURAL PRODUCTS (1.1%)
   Bunge                                                       12,800        614
   Corn Products International                                 18,000        430
   Fresh Del Monte Produce*                                    34,000        494
                                                                        --------
                                                                           1,538
                                                                        --------
AIRCRAFT (0.7%)
   Honeywell International                                     14,300        447
   Lockheed Martin                                              8,000        628
                                                                        --------
                                                                           1,075
                                                                        --------
APPAREL RETAIL (0.8%)
   Gap                                                         77,200      1,200
                                                                        --------

                                                                          Value
                                                              Shares      (000)
                                                             --------   --------
ASSET MANAGEMENT & CUSTODY BANKS (2.1%)
   Ameriprise Financial                                        52,600    $ 1,386
   Bank of New York Mellon                                     46,700      1,190
   State Street                                                11,300        386
                                                                        --------
                                                                           2,962
                                                                        --------
BANKS (9.6%)
   Bank of America                                            244,500      2,184
   BB&T                                                        27,600        644
   Comerica                                                    24,800        520
   First Horizon National                                       4,201         48
   JPMorgan Chase                                             130,100      4,293
   Keycorp                                                     32,200        198
   PNC Financial Services Group                                17,400        691
   Regions Financial                                          109,300        491
   SunTrust Banks                                              13,100        189
   US Bancorp                                                  67,800      1,235
   Wells Fargo                                                153,500      3,072
   Zions Bancorporation                                        28,000        306
                                                                        --------
                                                                          13,871
                                                                        --------
BIOTECHNOLOGY (0.7%)
   Amgen*                                                      20,900      1,013
                                                                        --------
BROADCASTING, NEWSPAPERS & ADVERTISING (0.5%)
   CBS, Cl B                                                   98,300        692
                                                                        --------
BUILDING & CONSTRUCTION (0.2%)
   Lennox International                                         7,000        223
                                                                        --------
CHEMICALS (2.2%)
   Dow Chemical                                                61,000        976
   Eastman Chemical                                            10,500        417
   Lowe's                                                      31,900        686
   Lubrizol                                                     6,500        281
   PPG Industries                                              14,400        634
   RPM International                                           12,300        170
                                                                        --------
                                                                           3,164
                                                                        --------
COMMERCIAL PRINTING (0.2%)
   RR Donnelley & Sons                                         30,100        351
                                                                        --------
COMPUTER & ELECTRONICS RETAIL (0.5%)
   RadioShack                                                  53,300        750
                                                                        --------
COMPUTERS & SERVICES (4.0%)
   Computer Sciences*                                          24,500        906
   Dell*                                                       64,200        746
   Hewlett-Packard                                              4,000        144
   International Business Machines                              3,400        351
   Microsoft                                                   29,300        594
   NCR*                                                        40,500        411
   Seagate Technology                                          69,300        565
   Sun Microsystems*                                           67,400        617
   Symantec*                                                   80,000      1,380
                                                                        --------
                                                                           5,714
                                                                        --------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS

April 30, 2009                                                       (Unaudited)

LSV CONSERVATIVE VALUE                                                    Value
EQUITY FUND                                                   Shares      (000)
----------------------                                       --------   --------
CONSUMER DISCRETIONARY (2.0%)
   Kimberly-Clark                                               8,800    $   433
   Procter & Gamble                                            49,800      2,462
                                                                        --------
                                                                           2,895
                                                                        --------
CONSUMER PRODUCTS (0.7%)
   Hasbro                                                      12,200        325
   Polaris Industries                                          19,300        646
                                                                        --------
                                                                             971
                                                                        --------
DIVERSIFIED REIT'S (0.3%)
   Liberty Property Trust                                      14,800        360
                                                                        --------
ELECTRICAL SERVICES (6.7%)
   Alliant Energy                                              25,800        577
   American Electric Power                                     45,200      1,192
   DTE Energy                                                  20,700        612
   Edison International                                        32,000        912
   Entergy                                                      9,200        596
   General Electric                                           293,800      3,717
   NiSource                                                     2,900         32
   OGE Energy                                                     900         23
   Pinnacle West Capital                                       25,300        693
   SCANA                                                       14,300        432
   Sempra Energy                                               18,100        833
                                                                        --------
                                                                           9,619
                                                                        --------
FINANCIAL SERVICES (3.4%)
   Capital One Financial                                       39,200        656
   CIT Group                                                   18,200         40
   Citigroup                                                  204,200        623
   Discover Financial Services                                  3,600         29
   GFI Group                                                   54,800        224
   Goldman Sachs Group                                         12,600      1,619
   Morgan Stanley                                              72,800      1,721
                                                                        --------
                                                                           4,912
                                                                        --------
FOOD, BEVERAGE & TOBACCO (2.5%)
   Coca-Cola Enterprises                                       10,200        174
   ConAgra Foods                                               41,600        736
   Kraft Foods, Cl A                                           11,700        274
   Pepsi Bottling Group                                        41,300      1,292
   Sara Lee                                                    68,500        570
   Supervalu                                                   33,400        546
   Universal                                                    2,400         72
                                                                        --------
                                                                           3,664
                                                                        --------
GAS/NATURAL GAS (0.5%)
   Atmos Energy                                                30,700        759
                                                                        --------
HEALTH CARE EQUIPMENT (0.4%)
   Medtronic                                                   18,300        586
                                                                        --------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES (0.7%)
   Ethan Allen Interiors                                       17,100        230
   Whirlpool                                                   15,700        709
                                                                        --------
                                                                             939
                                                                        --------

                                                                          Value
                                                              Shares      (000)
                                                             --------   --------
INSURANCE (8.3%)
   ACE                                                         15,500    $   718
   Allstate                                                    57,300      1,337
   Aspen Insurance Holdings                                    18,800        443
   Assurant                                                    16,000        391
   Chubb                                                       34,500      1,344
   CIGNA                                                        3,100         61
   Cincinnati Financial                                        28,000        671
   Hartford Financial Services Group                           25,100        288
   Lincoln National                                             8,800         99
   MetLife                                                     16,400        488
   Prudential Financial                                        21,000        607
   Torchmark                                                   12,900        378
   Travelers                                                   34,200      1,407
   UnitedHealth Group                                          44,000      1,035
   Unum Group                                                  67,100      1,096
   WellPoint*                                                  37,400      1,599
                                                                        --------
                                                                          11,962
                                                                        --------
MACHINERY (1.4%)
   Black & Decker                                               7,300        294
   Caterpillar                                                 16,800        598
   Eaton                                                        9,000        394
   Ingersoll-Rand, Cl A                                         7,500        163
   Parker Hannifin                                             14,100        640
                                                                        --------
                                                                           2,089
                                                                        --------
MORTGAGE REIT'S (0.3%)
   Annaly Capital Management                                   27,100        381
                                                                        --------
MOTORCYCLE MANUFACTURERS (0.6%)
   Harley-Davidson                                             36,500        809
                                                                        --------
MULTIMEDIA (1.9%)
   News, Cl A                                                  77,200        638
   Time Warner                                                 40,200        877
   Time Warner Cable, Cl A                                     15,997        516
   Walt Disney                                                 33,000        723
                                                                        --------
                                                                           2,754
                                                                        --------
OFFICE ELECTRONICS (0.6%)
   Xerox                                                      148,800        909
                                                                        --------
OFFICE EQUIPMENT (0.1%)
   Steelcase, Cl A                                             33,600        152
                                                                        --------
OFFICE REIT'S (0.2%)
   Duke Realty                                                 33,400        326
                                                                        --------
OIL & GAS EQUIPMENT & SERVICES (0.5%)
   Tidewater                                                   16,700        722
                                                                        --------
OIL & GAS STORAGE & TRANSPORTATION (0.2%)
   Overseas Shipholding Group                                  11,900        342
                                                                        --------
PAPER & PAPER PRODUCTS (0.5%)
   International Paper                                         58,400        739
                                                                        --------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS

April 30, 2009                                                       (Unaudited)

LSV CONSERVATIVE VALUE                                                    Value
EQUITY FUND                                                   Shares      (000)
----------------------                                       --------   --------
PAPER PACKAGING (0.0%)
   Sonoco Products                                              1,600    $    39
                                                                        --------
PETROLEUM & FUEL PRODUCTS (15.7%)
   Anadarko Petroleum                                          14,900        642
   Apache                                                       9,400        685
   Chevron                                                     85,000      5,618
   Cimarex Energy                                              11,800        317
   ConocoPhillips                                              69,800      2,862
   Exxon Mobil                                                149,500      9,967
   Marathon Oil                                                37,700      1,120
   Patterson-UTI Energy                                        31,000        394
   Sunoco                                                       7,500        199
   Tesoro                                                       4,400         67
   Valero Energy                                               36,300        720
                                                                        --------
                                                                          22,591
                                                                        --------
PHARMACEUTICALS (10.1%)
   Eli Lilly                                                   60,900      2,005
   Forest Laboratories*                                        31,800        690
   Johnson & Johnson                                           61,400      3,215
   King Pharmaceuticals*                                       10,000         79
   Merck                                                       60,200      1,459
   Pfizer                                                     266,200      3,556
   Watson Pharmaceuticals*                                     18,700        578
   Wyeth                                                       71,200      3,019
                                                                        --------
                                                                          14,601
                                                                        --------
PRINTING & PUBLISHING (0.2%)
   Lexmark International, Cl A*                                17,800        349
                                                                        --------
RAILROADS (0.5%)
   Norfolk Southern                                            19,900        710
                                                                        --------
REINSURANCE (1.3%)
   Everest Re Group                                             7,900        590
   IPC Holdings                                                25,900        675
   Montpelier Re Holdings                                      39,600        493
   Reinsurance Group of America, Cl A                           2,900         92
                                                                        --------
                                                                           1,850
                                                                        --------
RETAIL (3.0%)
   Brinker International                                       19,900        353
   Cracker Barrel Old Country Store                            11,000        359
   Darden Restaurants                                          13,100        484
   Home Depot                                                  21,400        563
   Kroger                                                      53,500      1,157
   Limited Brands                                              38,800        443
   Safeway                                                     46,600        920
                                                                        --------
                                                                           4,279
                                                                        --------
RETAIL REIT'S (0.4%)
   National Retail Properties                                  30,600        543
                                                                        --------

                                                              Shares/
                                                               Face
                                                              Amount      Value
                                                               (000)      (000)
                                                             --------   --------
SEMI-CONDUCTORS/INSTRUMENTS (0.8%)
   Intel                                                       25,700    $   405
   Tyco Electronics                                            42,700        745
                                                                        --------
                                                                           1,150
                                                                        --------
SPECIALIZED REIT'S (0.5%)
   Hospitality Properties Trust                                25,100        307
   Sunstone Hotel Investors                                    66,145        350
                                                                        --------
                                                                             657
                                                                        --------
STEEL & STEEL WORKS (1.1%)
   Alcoa                                                       40,500        367
   Nucor                                                       13,500        549
   Worthington Industries                                      47,700        711
                                                                        --------
                                                                           1,627
                                                                        --------
TELEPHONES & TELECOMMUNICATIONS (6.3%)
   AT&T                                                       204,200      5,231
   Verizon Communications                                     128,900      3,911
                                                                        --------
                                                                           9,142
                                                                        --------
   TOTAL COMMON STOCK
      (Cost $230,413)                                                    142,727
                                                                        --------
REPURCHASE AGREEMENT (0.8%)
   Morgan Stanley
      0.060%, dated 04/30/09, to be repurchased
      on 05/01/09, repurchase price $1,174,785
      (collateralized by a U.S. Treasury Bond,
      par value $1,135,231, 3.125%, 04/30/13,
      with total market value $1,198,293)                    $  1,175      1,175
                                                                        --------
   TOTAL REPURCHASE AGREEMENT
      (Cost $1,175)                                                        1,175
                                                                        --------
   TOTAL INVESTMENTS (99.8%)
      (Cost $231,588)                                                   $143,902
                                                                        ========

PERCENTAGES ARE BASED ON NET ASSETS OF $144,172(000).

*    NON-INCOME PRODUCING SECURITY.

CL   CLASS

REIT REAL ESTATE INVESTMENT TRUST

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES (000)

April 30, 2009                                                       (Unaudited)

                                                                                             LSV CONSERVATIVE
                                                                                            VALUE EQUITY FUND
                                                                                            -----------------
Assets:
   Investments at Value (Cost $231,588) .................................................     $   143,902
   Dividend and Interest Receivable .....................................................             324
   Receivable for Capital Shares Sold ...................................................               3
   Reclaim Receivable ...................................................................               1
   Prepaid Expenses .....................................................................              14
                                                                                              -----------
      Total Assets ......................................................................         144,244
                                                                                              -----------
Liabilities:
   Payable due for Capital Shares Redeemed ..............................................              18
   Payable due to Investment Advisor ....................................................              23
   Payable due to Administrator .........................................................               8
   Other Accrued Expenses ...............................................................              23
                                                                                              -----------
      Total Liabilities .................................................................              72
                                                                                              -----------
   Net Assets ...........................................................................     $   144,172
                                                                                              ===========
Net Assets Consist of:
   Paid-in Capital ......................................................................     $   259,140
   Undistributed Net Investment Income ..................................................           1,463
   Accumulated Net Realized Loss on Investments .........................................         (28,745)
   Net Unrealized Depreciation on Investments ...........................................         (87,686)
                                                                                              -----------
   Net Assets ...........................................................................     $   144,172
                                                                                              ===========
Institutional Shares:
   Outstanding Shares of Beneficial Interest (unlimited authorization -- no par value) ..      27,015,512(1)
                                                                                              -----------
Net Asset Value, Offering and Redemption Price Per Share ................................     $      5.34
                                                                                              ===========

(1)  Shares have not been rounded.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)

For the six months ended April 30, 2009                              (Unaudited)

                                                                          LSV CONSERVATIVE
                                                                         VALUE EQUITY FUND
                                                                         -----------------
Investment Income:
   Dividends Income ..................................................       $  2,863
   Interest ..........................................................              4
                                                                             --------
      Total Investment Income ........................................          2,867
                                                                             --------
Expenses:
   Investment Advisory Fees ..........................................            270
   Administration Fees ...............................................             47
   Trustees' Fees ....................................................              1
   Chief Compliance Officer Fees .....................................              1
   Transfer Agent Fees ...............................................             17
   Registration and Filing Fees ......................................             14
   Printing Fees .....................................................             10
   Professional Fees .................................................              5
   Custodian Fees ....................................................              3
   Insurance and Other Fees ..........................................              3
                                                                             --------
   Total Expenses ....................................................            371
Less: Waiver of Investment Advisory Fees .............................           (123)
Fees Paid Indirectly -- (see Note 4) .................................             --
                                                                             --------
Net Expenses .........................................................            248
                                                                             --------
         Net Investment Income .......................................          2,619
                                                                             --------
Net Realized Loss on Investments .....................................        (23,668)
Net Change in Unrealized Appreciation (Depreciation) on Investments ..          1,986
                                                                             --------
      Net Realized and Unrealized Loss on Investments ................        (21,682)
                                                                             --------
Net Decrease in Net Assets Resulting From Operations .................       $(19,063)
                                                                             ========

Amounts designated as "--" are $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)

For the six months ended April 30, 2009 (Unaudited) and for the year ended October 31, 2008

                                                                                        LSV CONSERVATIVE
                                                                                        VALUE EQUITY FUND
                                                                                    ------------------------
                                                                                     11/01/08     11/01/07
                                                                                    TO 4/30/09   TO 10/31/08
                                                                                    ----------   -----------
Operations:
   Net Investment Income ........................................................    $  2,619     $  5,155
   Net Realized Loss on Investments .............................................     (23,668)      (4,970)
   Net Change in Unrealized Appreciation (Depreciation) on Investments ..........       1,986      (87,587)
                                                                                     --------     --------
      Net Decrease in Net Assets Resulting From Operations ......................     (19,063)     (87,402)
                                                                                     --------     --------
Dividends and Distributions:
   Net Investment Income ........................................................      (5,512)      (1,660)
   Net Realized Gain ............................................................          --         (187)
                                                                                     --------     --------
         Total Dividends and Distributions ......................................      (5,512)      (1,847)
                                                                                     --------     --------
 Capital Share Transactions:
   Issued .......................................................................      17,592      145,902
   In Lieu of Dividends and Distributions .......................................       5,512        1,841
   Redeemed .....................................................................     (18,833)     (35,620)
                                                                                     --------     --------
      Net Increase in Net Assets Derived From Capital Share Transactions ........       4,271      112,123
                                                                                     --------     --------
         Total Increase/(Decrease) in Net Assets ................................     (20,304)      22,874
                                                                                     --------     --------
 Net Assets:
   Beginning of Year/Period .....................................................     164,476      141,602
                                                                                     --------     --------
   End of Year/Period (including undistributed net investment income of $1,463
      and $4,356, respectively) .................................................    $144,172     $164,476
                                                                                     ========     ========
Shares Transactions:
   Issued .......................................................................       3,306       16,694
   In Lieu of Dividends and Distributions .......................................         970          193
   Redeemed .....................................................................      (3,578)      (4,363)
                                                                                     --------     --------
      Net Increase in Shares Outstanding from Share Transactions ................         698       12,524
                                                                                     ========     ========

Amounts designated as "--" are $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period

For the Six Months Ended April 30, 2009 (Unaudited) and the Year and Period Ended October 31,

            Net                 Realized and               Dividends
           Asset                 Unrealized                  from     Distributions      Total
           Value        Net         Gains       Total         Net          from        Dividends
         Beginning  Investment  (Losses) on      from     Investment     Realized         and
         of Period   Income(1)   Investments  Operations    Income        Gains      Distributions
         ---------  ----------  ------------  ----------  ----------  -------------  -------------
LSV CONSERVATIVE VALUE EQUITY FUND
2009*      $ 6.25      $0.10      $(0.80)       $(0.70)     $(0.21)      $   --         $(0.21)
2008        10.27       0.26       (4.19)        (3.93)      (0.08)       (0.01)         (0.09)
2007**      10.00       0.14        0.13++        0.27          --           --             --

                                                        Ratio        Ratio
            Net                 Net                  of Expenses    of Net
           Asset               Assets      Ratio      to Average  Investment
           Value                End     of Expenses   Net Assets    Income    Portfolio
            End      Total   of Period   to Average   (Excluding  to Average   Turnover
         of Period  Return+    (000)     Net Assets    Waivers)   Net Assets     Rate
         ---------  -------  ---------  -----------  -----------  ----------  ---------
LSV CONSERVATIVE VALUE EQUITY FUND
2009*     $ 5.34   (11.42)%  $144,172     0.35%        0.52%        3.69%       17%
2008         6.25   (38.54)    164,476     0.35         0.50         2.89        21
2007**      10.27     2.70     141,602     0.35         0.60         2.27         8

* For the six-month period ended April 30, 2009. All ratios for the period have been annualized.

** Commencement of operations for the LSV Conservative Value Equity Fund was March 30, 2007. All ratios for the period have been annualized.

+ Return is for the period indicated and has not been annualized. Total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total Return would have been lower had the Adviser not waived a portion of its fee.

++ The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

(1)  Per share  calculations were performed using average shares for the period.

     Amounts designated as "--" are $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2009                                                       (Unaudited)

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 33 funds. The financial statements herein are those of the LSV Conservative Value Equity Fund (the "Fund"). The Fund seeks long-term growth of capital by investing in undervalued stocks of medium to large U.S. companies which are out of favor in the market. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2009, there were no fair valued securities.

     In September 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Fund adopted SFAS No. 157 on January 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level
     1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

     - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

     - Level 2 -- Quoted prices which are not in active markets, or inputs that are observable (either directly or indirectly) for substantially similar assets.

     - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

     As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, whose fair value

NOTES TO FINANCIAL STATEMENTS

April 30, 2009                                                       (Unaudited)

     measurement considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Fund's investments are measured at April 30, 2009:

                             LEVEL 1   LEVEL 2   LEVEL 3     TOTAL
                            --------   -------   -------   --------
INVESTMENTS IN SECURITIES   $143,902     $--       $--     $143,902

     FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

     On April 30, 2008, the Fund adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends, as applicable). The adoption of FIN 48 did not impact the Fund's net assets or results of operations.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-date. Interest income is recognized on an accrual basis.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

3.   TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and reviewed by the Board.

4.   ADMINISTRATION, DISTRIBUTION, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS:

The LSV Funds (the "Funds") and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services at an annual rate of 0.07% of the Funds' first $1 billion of average daily net assets; 0.06% of the Funds' average daily net assets between $1 billion and $1.5 billion; 0.04% of the Funds' average daily net assets between $1.5 billion and $3 billion; and .035% of the Funds' average daily net assets over $3 billion. There is a minimum annual fee of $150,000 per Fund and $25,000 for each additional class.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

NOTES TO FINANCIAL STATEMENTS

April 30, 2009                                                       (Unaudited)

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the six months ended April 30, 2009, the Fund earned $33 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as "Fees Paid Indirectly" on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5.   INVESTMENT ADVISORY AGREEMENT:

The Trust and LSV Asset Management (the "Adviser") are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to 0.38% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive its fee in order to limit the Fund's total operating expenses to a maximum of 0.35% of the Fund's average daily net assets. The Adviser reserves the right to terminate this arrangement at any time at its discretion.

6.   INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six month period ended April 30, 2009, were as follows (000):

PURCHASES
   U.S. Government ...................................................   $    --
   Other .............................................................    26,517

SALES
   U.S. Government ...................................................   $    --
   Other .............................................................    24,388

7.   FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the years ended October 31, 2008 and 2007 was as follows (000):

                                                                 ORDINARY INCOME
                                                                 ---------------
2008                                                                  $1,847
2007                                                                      --

As of October 31, 2008, the components of distributable earnings/(accumulated losses) on a tax basis were as follows (000):

Undistributed Ordinary Income                                          $  4,347
Capital Loss Carryforward                                                (4,973)
Unrealized Depreciation                                                 (89,767)
                                                                       --------
Total Accumulated Losses                                               $(90,393)
                                                                       ========

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum of eight years and applied against future capital gains as follows (000):

 EXPIRES   TOTAL CAPITAL LOSS
10/31/16   CARRYFORWARDS 2008
--------   ------------------
 $4,973          $4,973

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2009, were as follows (000):

            AGGREGATED     AGGREGATED
               GROSS          GROSS           NET
 FEDERAL    UNREALIZED     UNREALIZED     UNREALIZED
TAX COST   APPRECIATION   DEPRECIATION   DEPRECIATION
--------   ------------   ------------   ------------
$232,675      $3,721        $(92,494)      $(88,773)

8.   OTHER:

At April 30, 2009, 56% of total shares outstanding were held by three record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9.   ACCOUNTING PRONOUNCEMENTS:

In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund's derivative and

NOTES TO FINANCIAL STATEMENTS

April 30, 2009                                                       (Unaudited)

hedging activities, including how such activities are accounted for and their effect on the Fund's financial position, performance, and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund's financial statements and related disclosures.

In October 2008, the FASB issued Staff Position 157-3, DETERMINING THE FAIR VALUE OF A FINANCIAL ASSET IN A MARKET THAT IS NOT ACTIVE ("FSP 157-3"), which clarifies the application of SFAS 157 in an inactive market and provides an illustrative example to demonstrate how the fair value of a financial asset is determined when the market for that financial asset is not active. The guidance provided by FSP 157-3 did not have an impact on the Fund's approach to valuing financial assets.

In April 2009, FASB Staff Position No. 157-4 -- DETERMINING FAIR VALUE WHEN THE VOLUME AND LEVEL OF ACTIVITY FOR THE ASSET OR LIABILITY HAVE SIGNIFICANTLY DECREASED AND IDENTIFYING TRANSACTIONS THAT ARE NOT ORDERLY ("FSP 157-4") was issued. FSP 157-4 clarifies the process for measuring the fair value of financial instruments when the markets become inactive and quoted prices may reflect distressed transactions. FSP 157-4 provides a non-exclusive list of factors a reporting entity should consider when determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity. Under FSP 157-4, if a reporting entity concludes there has been a significant decrease in volume and level of activity for the asset or liability (or similar assets or liabilities), transactions or quoted prices may not be determinative of fair value. Further analysis of the transactions or quoted prices is needed, and a significant adjustment to the transactions or quoted prices may be necessary to estimate fair value in accordance with FASB Statement No. 157 -- FAIR VALUE MEASUREMENT. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the impact of FSP 157-4 on the Fund's financial statements.

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.

                                     Beginning     Ending                 Expenses
                                      Account     Account    Annualized     Paid
                                       Value       Value       Expense     During
                                      11/1/08     4/30/09      Ratios      Period*
                                     ---------   ---------   ----------   --------
LSV CONSERVATIVE VALUE EQUITY FUND
ACTUAL FUND RETURN
Institutional Shares                 $1,000.00   $  885.80      0.35%      $1.64

HYPOTHETICAL 5% RETURN
Institutional Shares                 $1,000.00   $1,023.06      0.35%      $1.76

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

      BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT FOR THE LSV
                         CONSERVATIVE VALUE EQUITY FUND
                                   (UNAUDITED)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") must consider and approve an Advisory Agreement for an initial two year term and must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Funds may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year's meeting held on February 17-18, 2009, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow; and (v) whether fee levels reflect these economies of scale for the benefit of Funds' investors, as discussed in further detail below.

At the meeting, a representative from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representative from the Adviser presented an overview of the Adviser and reviewed the Adviser's key investment personnel. The Adviser representative then discussed the Funds' portfolio and sector weightings. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.

The Trustees also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds' investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.

INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER

The Board was provided with information regarding each Fund's performance since the Advisory Agreement was last approved, as well as information regarding each Fund's performance over various periods of time. The Board also compared each Fund's performance to its benchmark index over various periods of time. The Adviser provided information regarding and led a discussion of factors impacting the performance of the Funds over the past year. The Adviser noted that the Value Equity Fund had underperformed its benchmark for the most recent year period but had consistently strong performance over the long term. The Adviser also noted that the Conservative Core Equity and Conservative Value Equity Funds' performance was in line with their respective benchmarks. The Board concluded that each Fund's performance was favorable in relation to its benchmark, and that it was overall satisfied with the investment results that the Adviser had been able to achieve for the Fund.

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE

In concluding that the advisory fees payable by the Fund were reasonable, the Trustees reviewed a report of the advisory fees paid by the Funds to the Adviser as well as the costs and other expenses incurred by the Adviser in providing advisory services and the resulting profits realized

      BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT FOR THE LSV
                         CONSERVATIVE VALUE EQUITY FUND
                                   (UNAUDITED)

by the Adviser from its relationship with the Funds, and concluded that such profit was not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by the Funds to those paid by other comparable mutual funds and concluded that the advisory fee was the result of arm's length negotiations, appeared reasonable in light of the services rendered, and was lower than the average advisory fee paid by similarly managed mutual funds. In addition, the Board considered whether economies of scale were realized during the current contract period for the Funds, but did not conclude that such economies of scale had been achieved.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Funds; and (c) agreed to renew the Agreement for the Funds for another year.

                                     NOTES

TRUST:
The Advisors' Inner Circle Fund

FUND:
LSV Conservative Value Equity Fund

ADVISER:
LSV Asset Management

DISTRIBUTOR:
SEI Investments Distribution Co.

ADMINISTRATOR:
SEI Investments Global Funds Services

LEGAL COUNSEL:
Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
Ernst & Young LLP

The Fund files its complete schedule of Portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors' Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge (i) upon request, by calling 888-FUND-LSV and (ii) on the Commission's website at http://www.sec.gov.

LSV-SA-004-0300

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ Phil Masterson
                                        ----------------------------------------
                                        Phil Masterson, President

Date: July 7, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Phil Masterson
                                        ----------------------------------------
                                        Phil Masterson, President

Date: July 7, 2009


By (Signature and Title)*               /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: July 7, 2009

* Print the name and title of each signing officer under his or her signature.